Offerings - Offering: 1	Jul. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 45,481,774.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,963.26
Offering Note	(1) Calculated as the aggregate maximum purchase price based upon the net asset value per share as of June 30, 2025 of $24.24 and the offer to purchase up to 1,876,643 shares.
(2) Calculated at $153.10 per $1,000,000 of the Transaction Value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2025.